Redeemable Common Stock - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Temporary Equity [Line Items]
Redeemable common stock	0.2		0.4	0.4
Charge of realized losses and interest	$ (0.1)	$ 0.4	$ 0.7	$ 0.8	$ 0.9